PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
PLANT EQUIPMENT AND MINING PROPERTIES (Details)
Assets under construction	$ 5,777	$ 5,327
Minnning equipment under loans	$ 1,290	1,087
Property plant equipment, net carrying amount		$ 442